Partners' Capital (Allocations of Net Income) (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Schedule of Partners' Capital [Line Items]
Limited partners' interest in net income	$ 26,804		$ 55,564
Distributions declared per unit to unitholders as of record date	$ 1.1457		$ 2.8851
Common Units [Member]
Schedule of Partners' Capital [Line Items]
Distributions	$ 27,031		$ 155,875
Distributions in excess of net income	(9,532)		(111,377)
Limited partners' interest in net income	17,499		44,498
Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Distributions	12,533		22,796
Distributions in excess of net income	(3,228)		(11,730)
Limited partners' interest in net income	$ 9,305		$ 11,066
Predecessor [Member]
Schedule of Partners' Capital [Line Items]
Limited partners' interest in net income		$ 22,446		$ 37,027
Distributions declared per unit to unitholders as of record date		$ 1.0218		$ 1.8441
Predecessor [Member] | Common Units [Member]
Schedule of Partners' Capital [Line Items]
Distributions		$ 11,261		$ 20,251
Distributions in excess of net income		7		(1,717)
Limited partners' interest in net income		11,268		18,534
Predecessor [Member] | Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Distributions		11,178		20,167
Distributions in excess of net income				(1,674)
Limited partners' interest in net income		$ 11,178		$ 18,493